Financial risk management (Schedule of Currency Risks) (Details) - Currency risk [Member] $ in Thousands, $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018 USD ($) $ / $ $ / $	Sep. 30, 2018 MXN ($)	Sep. 30, 2018 USD ($) $ / $ $ / $	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 MXN ($)	Sep. 30, 2018 CAD ($) $ / $ $ / $	Sep. 30, 2018 MXN ($) $ / $ $ / $
Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss				$ 523
Approximate impact of exchange rate fluctuations on other comprehensive loss				$ 39
Foreign exchange rates | $ / $	1.29		1.29			1.29	1.29
Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Approximate impact of exchange rate fluctuations on net loss					$ 1,331
Approximate impact of exchange rate fluctuations on other comprehensive loss					(57)
Foreign exchange rates | $ / $	18.81		18.81			18.81	18.81
Cash and Cash Equivalents [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 206
Cash and Cash Equivalents [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income							$ 133
Trade and other receivables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						39
Trade and other receivables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income							1,871
Trade and Other Payables [Member] | Canadian Dollar [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income						$ 1,004
Trade and Other Payables [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income							4,506
Non-Hedge Foreign Exchange Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gains on forward exchange contracts	$ 100		$ 200
Non-Hedge Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income							$ 33,700
Risk from currency fluctuations recognized in net earnings or other comprehensive income		$ 44,100			$ 68,900
Foreign exchange rates | $ / $	21.00		21.00			21.00	21.00
Approximate value of currency expected to be settled in fourth quarter	$ 1,600		$ 1,600
Approximate value of currency expected to be settled in fourth quarter, portion held as fund deposit	100		100
Realized gains on forward exchange contracts	$ 200		$ 100
Foreign Exchange Forward Contracts [Member] | Mexican Peso [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk from currency fluctuations yet to be recognized in net earnings or other comprehensive income							$ 1,800
Foreign exchange rates | $ / $	18.85		18.85			18.85	18.85